Consolidated Effective Tax Rate Differed from Statutory Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Irish statutory rate	12.50%	12.50%	12.50%